Credit Quality Indicators of Non-Covered Loans Held-In-Portfolio Based Obligor Risk Ratings (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 24,951,299,000		$ 25,564,917,000
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,960,981,000		9,470,225,000
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,086,647,000		4,690,441,000
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	858,454,000		1,141,343,000
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,691,414,000		5,784,181,000
Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	563,867,000		602,993,000
Non Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	20,602,596,000	[1]	20,728,035,000	[1]
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,689,686,000		7,006,676,000
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,845,200,000		4,386,809,000
Non Covered Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,534,886,000		11,393,485,000
Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	311,628,000		500,851,000
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,518,460,000		4,524,722,000
Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	563,867,000		602,993,000
Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,673,755,000		3,705,984,000
Non Covered Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	981,730,000	[1]	1,481,095,000	[1]
Non Covered Loans [Member] | Watch [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	695,195,000		741,351,000
Non Covered Loans [Member] | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	281,088,000		670,802,000
Non Covered Loans [Member] | Watch [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	976,283,000		1,412,153,000
Non Covered Loans [Member] | Watch [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,447,000		68,942,000
Non Covered Loans [Member] | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Watch [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Watch [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	790,948,000	[1]	819,986,000	[1]
Non Covered Loans [Member] | Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	419,066,000		440,549,000
Non Covered Loans [Member] | Special Mention | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	317,769,000		326,474,000
Non Covered Loans [Member] | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	736,835,000		767,023,000
Non Covered Loans [Member] | Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	54,113,000		52,963,000
Non Covered Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Special Mention | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Special Mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,889,823,000	[1]	2,836,030,000	[1]
Non Covered Loans [Member] | Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,421,793,000		1,272,793,000
Non Covered Loans [Member] | Substandard | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	566,282,000		596,109,000
Non Covered Loans [Member] | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,988,075,000		1,868,902,000
Non Covered Loans [Member] | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	176,895,000		324,922,000
Non Covered Loans [Member] | Substandard | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	664,007,000		574,520,000
Non Covered Loans [Member] | Substandard | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,531,000		5,539,000
Non Covered Loans [Member] | Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	59,315,000		62,147,000
Non Covered Loans [Member] | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,429,000	[1]	25,353,000	[1]
Non Covered Loans [Member] | Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,517,000		6,302,000
Non Covered Loans [Member] | Doubtful | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,326,000		3,112,000
Non Covered Loans [Member] | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,843,000		9,414,000
Non Covered Loans [Member] | Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,586,000		15,939,000
Non Covered Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Doubtful | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,462,000	[1]	20,457,000	[1]
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,277,000		5,969,000
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,727,000		13,052,000
Non Covered Loans [Member] | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,911,204,000	[1]	15,545,114,000	[1]
Non Covered Loans [Member] | Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,146,115,000		4,545,681,000
Non Covered Loans [Member] | Pass | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,675,277,000		2,788,876,000
Non Covered Loans [Member] | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,821,392,000		7,334,557,000
Non Covered Loans [Member] | Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73,587,000		38,085,000
Non Covered Loans [Member] | Pass | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,854,453,000		3,950,202,000
Non Covered Loans [Member] | Pass | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	558,059,000		591,485,000
Non Covered Loans [Member] | Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,603,713,000		3,630,785,000
Non Covered Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,691,392,000	[1]	5,182,921,000	[1]
Non Covered Loans [Member] | Classified Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,543,571,000		2,460,995,000
Non Covered Loans [Member] | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,169,923,000		1,597,933,000
Non Covered Loans [Member] | Classified Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,713,494,000		4,058,928,000
Non Covered Loans [Member] | Classified Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	238,041,000		462,766,000
Non Covered Loans [Member] | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	664,007,000		574,520,000
Non Covered Loans [Member] | Classified Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,808,000		11,508,000
Non Covered Loans [Member] | Classified Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	70,042,000		75,199,000
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	19,188,842,000		18,842,576,000
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,983,324,000		9,484,197,000
PUERTO RICO | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	707,767,000		808,848,000
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,862,437,000		4,909,159,000
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	548,706,000		572,787,000
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,086,608,000		3,067,585,000
PUERTO RICO | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Weighted average obligor risk rating			11.77	[1]
PUERTO RICO | Classified Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,840,139,000	[1]	14,005,694,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,607,152,000		3,855,598,000
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,863,430,000		2,861,418,000
PUERTO RICO | Non Covered Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,470,582,000		6,717,016,000
PUERTO RICO | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	160,941,000		168,356,000
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,689,483,000		3,649,700,000
PUERTO RICO | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	548,706,000		572,787,000
PUERTO RICO | Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,970,427,000		2,897,835,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	629,751,000	[1]	1,086,175,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	379,318,000		439,004,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	248,188,000		608,250,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	627,506,000		1,047,254,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,245,000		38,921,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	638,310,000	[1]	605,176,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	327,555,000		346,985,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	282,935,000		245,250,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	610,490,000		592,235,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	27,820,000		12,941,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income			0
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,094,555,000	[1]	1,639,591,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	910,198,000		622,675,000
Weighted average obligor risk rating	11.49	[1]	11.64	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	433,756,000		345,266,000
Weighted average obligor risk rating	11.39	[1]	11.24	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,343,954,000		967,941,000
Weighted average obligor risk rating	11.46	[1]	11.49	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68,816,000		67,271,000
Weighted average obligor risk rating	11.76	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	626,771,000		550,933,000
PUERTO RICO | Non Covered Loans [Member] | Substandard | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,365,000		5,539,000
PUERTO RICO | Non Covered Loans [Member] | Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	53,649,000		47,907,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,429,000	[1]	25,353,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,517,000		6,302,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,326,000		3,112,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,843,000		9,414,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,586,000		15,939,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,750,000	[1]	11,632,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,277,000		5,969,000
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,015,000		4,227,000
PUERTO RICO | Non Covered Loans [Member] | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,455,344,000	[1]	10,637,767,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,982,564,000		2,440,632,000
Weighted average obligor risk rating	6.95	[1]	6.68	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,893,767,000		1,658,104,000
Weighted average obligor risk rating	6.62	[1]	6.76	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,876,331,000		4,098,736,000
Weighted average obligor risk rating	6.79	[1]	6.71	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	60,474,000		33,284,000
Weighted average obligor risk rating	7.84	[1]	7.49	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,062,712,000		3,098,767,000
PUERTO RICO | Non Covered Loans [Member] | Pass | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	543,064,000		561,279,000
PUERTO RICO | Non Covered Loans [Member] | Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,912,763,000		2,845,701,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,384,795,000	[1]	3,367,927,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,624,588,000		1,414,966,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	969,663,000		1,203,314,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,594,251,000		2,618,280,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	100,467,000		135,072,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	626,771,000		550,933,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,642,000		11,508,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	57,664,000		52,134,000
UNITED STATES | Classified Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,762,457,000		6,722,341,000
UNITED STATES | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,082,534,000		3,151,078,000
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	981,770,000		1,525,391,000
UNITED STATES | Non Covered Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,064,304,000		4,676,469,000
UNITED STATES | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,687,000		332,495,000
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	828,977,000		875,022,000
UNITED STATES | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,161,000		30,206,000
UNITED STATES | Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	703,328,000		808,149,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	351,979,000		394,920,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	315,877,000		302,347,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	32,900,000		62,552,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	348,777,000		364,899,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,202,000		30,021,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	152,638,000		214,810,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	91,511,000		93,564,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	34,834,000		81,224,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	126,345,000		174,788,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,293,000		40,022,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Special Mention | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Special Mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	795,268,000		1,196,439,000
UNITED STATES | Non Covered Loans [Member] | Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	511,595,000		650,118,000
Weighted average obligor risk rating	11.34		11.29
UNITED STATES | Non Covered Loans [Member] | Substandard | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	132,526,000		250,843,000
Weighted average obligor risk rating	11.41		11.17
UNITED STATES | Non Covered Loans [Member] | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	644,121,000		900,961,000
Weighted average obligor risk rating	11.35		11.25
UNITED STATES | Non Covered Loans [Member] | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	108,079,000		257,651,000
Weighted average obligor risk rating	11.70		11.66
UNITED STATES | Non Covered Loans [Member] | Substandard | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	37,236,000		23,587,000
UNITED STATES | Non Covered Loans [Member] | Substandard | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	166,000		0
UNITED STATES | Non Covered Loans [Member] | Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,666,000		14,240,000
UNITED STATES | Non Covered Loans [Member] | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income			0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income			0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,712,000		8,825,000
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,712,000		8,825,000
UNITED STATES | Non Covered Loans [Member] | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,455,860,000		4,907,347,000
UNITED STATES | Non Covered Loans [Member] | Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,163,551,000		2,105,049,000
Weighted average obligor risk rating	7.09		7.11
UNITED STATES | Non Covered Loans [Member] | Pass | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	781,510,000		1,130,772,000
Weighted average obligor risk rating	6.89		6.98
UNITED STATES | Non Covered Loans [Member] | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,945,061,000		3,235,821,000
Weighted average obligor risk rating	7.04		7.07
UNITED STATES | Non Covered Loans [Member] | Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,113,000		4,801,000
Weighted average obligor risk rating	7.00		8.00
UNITED STATES | Non Covered Loans [Member] | Pass | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	791,741,000		851,435,000
UNITED STATES | Non Covered Loans [Member] | Pass | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,995,000		30,206,000
UNITED STATES | Non Covered Loans [Member] | Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	690,950,000		785,084,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,306,597,000		1,814,994,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	918,983,000		1,046,029,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	200,260,000		394,619,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,119,243,000		1,440,648,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	137,574,000		327,694,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	37,236,000		23,587,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	166,000		0
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 12,378,000		$ 23,065,000

[1]	[1]Excludes covered loans acquired on the Westernbank FDIC-assisted transaction.